Debentures (Tables)	6 Months Ended
Jun. 30, 2025
Debentures [Abstract]
Schedule of Activity Related to the Debentures

The following is a summary of activity related to the debentures:

As of January 1, 2024	51,197
Interest incurred	8,816
Principal payments	(11,312)
Interest payments	(7,961)
As of December 31, 2024	40,740
Interest incurred	2,933
Principal payments	(19,285)
Interest payments	(3,691)
As of June 30, 2025	20,697